Off-Balance Sheet Arrangements	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Mann- India Technologies Private Limited [Member]
Off-Balance Sheet Arrangements
Note 24	Off-Balance Sheet Arrangements

As of March 31, 2019, and December 31, 2018 we had no off-balance sheet arrangements or obligations.

Note 24	Off-Balance Sheet Arrangements

As of December 31, 2018, and December 31, 2017 we had no off-balance sheet arrangements or obligations.